Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 36.8	$ 90.5	$ 24.5
Restricted cash	17.6	21.2	0.4
Accounts receivable, net	69.8	90.5	64.6
Inventories	13.0	10.7	12.7
Taxes applicable to subsequent years	18.2	72.6	71.3
Regulatory Assets, Current	40.2	41.1	23.9
Other prepayments and current assets	9.3	12.9	12.6
Assets held for sale - current	8.3	8.7	315.6
Total current assets	213.2	348.2	525.6
Property, plant and equipment:
Property, plant and equipment	1,664.2	1,615.6	1,544.1
Less: Accumulated depreciation and amortization	(350.3)	(310.8)	(269.1)
Property, plant and equipment, net of depreciation	1,313.9	1,304.8	1,275.0
Construction work in process	94.5	32.2	46.5
Total net property, plant and equipment	1,408.4	1,337.0	1,321.5
Other non-current assets:
Regulatory Assets, Noncurrent	154.7	152.6	163.2
Intangible assets, net of amortization	19.3	18.4	18.8
Other deferred assets	20.5	21.6	13.8
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0.2	5.3	6.3
Total other non-current assets	194.7	197.9	202.1
Total Assets	1,816.3	1,883.1	2,049.2
LIABILITIES AND SHAREHOLDER'S EQUITY
Current portion - long-term debt	237.6	103.6	4.6
Short-term debt		0.0	10.0
Accounts payable	52.9	58.1	48.9
Accrued interest	27.2	14.3	16.4
Accrued taxes	78.5	76.7	77.3
Customer security deposits	20.3	21.3	21.8
Regulatory Liability, Current	36.5	34.9	14.8
Insurance and claims costs		4.1	3.0
Other current liabilities	21.4	22.0	16.2
Liabilities held for sale - current	9.9	12.2	66.9
Total current liabilities	484.3	343.1	276.9
Non-current liabilities:
Long-term debt	1,223.3	1,372.3	1,700.2
Deferred taxes	119.0	116.1	113.5
Taxes payable	3.7	76.1	74.8
Regulatory Liability, Noncurrent	252.3	278.3	221.2
Pension, retiree and other benefits	73.9	82.3	90.3
Asset Retirement Obligations, Noncurrent	9.5	9.4	15.1
Other deferred credits	7.5	8.0	8.5
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	52.4	69.2	133.0
Total non-current liabilities	1,741.6	2,011.7	2,356.6
Commitments and contingencies
Common shareholder's equity:
Common stock	0.0	0.0	0.0
Other paid-in capital	2,373.4	2,370.5	2,330.4
Accumulated other comprehensive income/(loss)	0.0	2.2	0.8
Retained earnings / (deficit)	(2,783.0)	(2,844.4)	(2,915.5)
Total common shareholder's equity	(409.6)	(471.7)	(584.3)
Total Liabilities and Shareholder's Equity	$ 1,816.3	$ 1,883.1	$ 2,049.2